Cost of revenue	9 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Employee salaries and benefits	3,873	3,615	12,149	9,567
Web hosting fees	1,329	939	3,589	2,482
Third party service fees	1,763	977	4,361	2,172
Other	175	152	572	478
	7,140	5,683	20,671	14,699